Government Grants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Government Grants
Government grants received	$ 9,095,000	$ 4,724,000	$ 8,742,000
Research and development expenses	15,515,000	1,607,000	6,133,000
Other income	318,000	539,000	780,000
Total government grants recognized	$ 15,833,000	$ 2,146,000	$ 6,913,000